Related Parties - Summary of Costs Incurred for Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term benefits	$ 15,457	$ 16,858
Post-employment benefits	619	800
Equity-settled share-based payment transactions	8,674	10,874
Key management personnel compensation	$ 24,750	$ 28,532